Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%
Capital conservation buffer phase-in arrangements		1.25%
G-SIB surcharge phase-in arrangements		0.75%
Countercyclical buffer applicable
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	[1]	¥ 18,076,158	¥ 17,941,819
Total capital (to risk-weighted assets): Actual ratio	[1]	15.85%	16.01%
Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 15,232,491	¥ 14,839,297
Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	13.36%	13.24%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 13,413,885	¥ 13,039,875
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	11.76%	11.63%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 11,398,640	¥ 10,085,791
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	10.00%	9.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 9,118,912	¥ 7,844,504
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	8.00%	7.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 7,409,116	¥ 6,163,539
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	6.50%	5.50%
Consolidated, MUFG [Member] | FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%
Capital conservation buffer phase-in arrangements		1.25%	0.625%
G-SIB surcharge phase-in arrangements		0.75%	0.375%
Countercyclical buffer applicable
Consolidated, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 14,053,431	¥ 14,013,211
Total capital (to risk-weighted assets): Actual ratio		15.28%	15.66%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 11,680,740	¥ 11,375,227
Tier 1 capital (to risk-weighted assets): Actual ratio		12.70%	12.71%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,245,812	¥ 9,917,731
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		11.14%	11.08%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 7,356,801	¥ 7,156,528
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 5,517,601	¥ 5,367,396
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 4,138,201	¥ 4,025,547
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Consolidated, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,406,555	¥ 2,371,081
Total capital (to risk-weighted assets): Actual ratio		19.80%	19.97%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 2,058,449	¥ 1,996,600
Tier 1 capital (to risk-weighted assets): Actual ratio		16.94%	16.82%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,928,970	¥ 1,900,637
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		15.87%	16.01%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 971,933	¥ 949,464
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 728,950	¥ 712,098
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 546,713	¥ 534,074
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Stand-alone, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 12,823,393	¥ 12,833,360
Total capital (to risk-weighted assets): Actual ratio		16.70%	17.51%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,655,522	¥ 10,446,709
Tier 1 capital (to risk-weighted assets): Actual ratio		13.88%	14.25%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 9,247,740	¥ 9,019,479
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		12.04%	12.30%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 6,140,606	¥ 5,862,233
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 4,605,455	¥ 4,396,675
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 3,454,091	¥ 3,297,506
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Stand-alone, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,426,482	¥ 2,358,700
Total capital (to risk-weighted assets): Actual ratio		20.48%	21.08%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 2,067,034	¥ 1,952,951
Tier 1 capital (to risk-weighted assets): Actual ratio		17.45%	17.45%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,937,599	¥ 1,855,526
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		16.35%	16.58%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 947,592	¥ 895,049
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 710,694	¥ 671,286
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 533,020	¥ 503,465
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%

[1]	Effective March 31, 2016, the FSA's capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 0.625% and a G-SIB surcharge of 0.375% as of March 31, 2016 and a capital conservation buffer of 1.25% and a G-SIB surcharge of 0.75% as of March 31, 2017. As of the same date, the countercyclical buffer applicable to MUFG is nil.